TAXATION	12 Months Ended
Dec. 31, 2021
Disclosure of income tax [Abstract]
TAXATION	TAXATION

Figures in millions	US Dollars
	2021	2020	2019
South African taxation
Normal taxation	—	1	—
Prior year over provision	(1)	—	—
Deferred taxation
Other temporary differences	—	74	(18)
Change in estimated deferred tax rate	—	—	(14)
	(1)	75	(32)
Foreign taxation
Normal taxation	252	553	299
Prior year (over) under provision	(3)	8	(1)
Deferred taxation
Temporary differences	52	9	(28)
Prior year under (over) provision	4	(6)	1
Change in estimate	6	(14)	9
Change in statutory tax rate	2	—	2
	313	550	282
	312	625	250

Reconciliation to South African statutory rate

Figures in millions	US Dollars
Reconciliation to South African statutory rate	2021	2020	2019

Implied tax charge at 28%	268	445	173
Increase (decrease) due to:
Expenses not tax deductible(1)	22	29	28
Share of associates and joint ventures' profit	(70)	(78)	(47)
Tax rate differentials(2) and withholding taxes(3)	54	96	39
Exchange variations and translation adjustments	6	28	11
Current year tax losses (expense) not recognised:
Obuasi	6	(6)	14
AngloGold Ashanti Holdings plc	25	31	29
North America	13	4	6
Siguiri (4)	(37)	(8)	—
SA Corporate	18	—	—
Change in planned utilisation of deferred tax assets and impact of estimated deferred tax rate change	6	(14)	(5)
Tax effect of retained SA items	—	16	3
Tax allowances	—	(1)	(1)
Derecognition of deferred tax assets	—	78	—
Impact of statutory tax rate change	2	—	2
Adjustment in respect of prior years	—	2	—
Other	(1)	3	(2)
Income tax expense	312	625	250
(1) Includes corporate, exploration and non-tax deductible rehabilitation costs and British Virgin Isle group losses.
(2) Due to different tax rates in various jurisdictions, primarily Tanzania, Ghana, Guinea, Australia, Brazil and Argentina.
(3) Withholding taxes on dividends paid.
(4) Siguiri current tax expense not recognised due to tax holiday.

Figures in millions	US Dollars
	2021	2020	2019
Analysis of unrecognised deferred tax assets
Available to be utilised against future profits
- utilisation required within one year	54	62	—
- utilisation required between one and two years	177	54	85
- utilisation required between two and five years	1,339	352	356
- utilisation required between five and twenty years	989	1,002	973
- utilisation in excess of twenty years	449	421	73
	3,008	1,891	1,487
At the statutory tax rates the unrecognised value of deferred tax assets is: $834m (2020: $487m; 2019: $389m), mainly relating to tax losses incurred in the United Kingdom, North America, Ghana, Colombia and South Africa. Unutilised capital allowances in Ghana of $1bn were converted into tax losses in 2021. The losses are forfeited if not utilised within five years.

Income tax uncertainties

AngloGold Ashanti operates in numerous countries around the world and accordingly is subject to, and pays annual income taxes under, the various income tax regimes in the countries in which it operates. Some of these tax regimes are defined by contractual agreements with local government, and others are defined by the general corporate income tax laws of the country. The group has historically filed, and continues to file, all required income tax returns and to pay the taxes reasonably determined to be due. In some jurisdictions, tax authorities are yet to complete their assessments for previous years. The tax rules and regulations in many countries are highly complex and subject to interpretation. From time to time, the group is subject to a review of its historic income tax filings and in connection with such reviews, disputes can arise with the tax authorities over the interpretation or application of certain rules in respect of the group’s business conducted within the country involved. Significant judgement is required in determining the worldwide provisions for income taxes due to the complexity of legislation. There are many transactions and calculations for which the ultimate tax determination is uncertain during the ordinary course of business.

Irrespective of whether potential economic outflows of matters have been assessed as probable or possible, individually significant matters are included below, to the extent that disclosure does not prejudice the group.

Argentina - Cerro Vanguardia SA
The Argentina Tax Authority has challenged the deduction of certain hedge losses, with tax and penalties amounting to $7m (2020: $8m; 2019: $10m). Management has appealed this matter which has been heard by the Tax Court, with final evidence submitted in 2017. The matter is pending and judgement is expected in the next 24 months as at 31 December 2021. Management is of the opinion that the hedge losses were claimed correctly and no provision has therefore been made.

Brazil - AGA Mineração and Serra Grande
The Brazil Tax Authority has challenged various aspects of the companies’ tax returns for periods from 2005 to 2016 which individually and in aggregate are not considered to be material. Based on engagement with the Brazil Tax Authority, certain amounts have been allowed and assessments reduced, whilst objections have been lodged against the remainder of the findings. In December 2019, Serra Grande received a tax assessment of $19m (2020: $20m; 2019: $25m) relating to the amortisation of goodwill on the acquisition of mining interests, which is permitted as a tax deduction when the acquirer is a domiciled entity. Management is of the opinion that the Brazil Tax Authority is unlikely to succeed in this matter. This is supported by external legal advice and therefore no provision has been made.

Colombia - La Colosa and Gramalote
The tax treatment of exploration expenditure has been investigated by the Colombian Tax Authority which resulted in claims for taxes and penalties of $74m(1) (2020: $86m; 2019: $88m) pertaining to the 2010 to 2014 tax years.

These assessments were appealed in 2016 (in the case of La Colosa) and resulted in an adverse judgement on 22 October 2018, in the Administrative Court of Cundinamarca. An appeal was lodged and all arguments submitted to the Council of State on 21 August 2018, with an expected judgement in the next 12 to 18 months as at 31 December 2021. The deduction of exploration costs is prohibited from 2017 onwards following a change in legislation. Subsequent to this date, exploration costs have been treated in accordance with the amended legislation. In July 2019, the Supreme Administrative Court issued a ruling that duplicate penalties may not be charged. The impact of the ruling is that certain penalties will be waived, which reduces the overall exposure by $48m (2020: $76m; 2019: $76m). The matter is pending and may take two to four years to be resolved. Management is of the opinion that the Colombian Tax Authority is unlikely to succeed in this matter and therefore no provision has been made.

(1) After reduction of overall exposure by $48m (2020: $76m; 2019: $76m ) as described above.

Ghana - Iduapriem
The Ghana Revenue Authority completed a tax audit during the third quarter of 2020 for the 2018 year of assessment claiming a tax liability of $14m (2020: $15m). The claim relates to corporate income taxes, where certain business expenses have been disallowed as a deduction for tax purposes. Management filed an objection to the assessment in September 2020 and a tax appeal with the High Court during the fourth quarter of 2021. Management is of the opinion that the Ghana Revenue Authority is unlikely to succeed in this matter and therefore no provision has been made.
Guinea - Siguiri
The Guinea Tax Authority has challenged certain aspects of Société AngloGold Ashanti de Guinée S.A.'s tax return for the 2010 year of assessment totaling $8m (attributable) (2020: $8m (attributable); 2019: $12m (attributable)). Management has objected to the assessment. However, provision has been made for a portion of the total claims amounting to $2m (attributable) (2020: $2m (attributable); 2019: $2m (attributable)).

Mali – Yatela and AGA Mali Services
The Mali Tax Authority has challenged various aspects of Société des Mines de Yatela S.A. and Société AngloGold Ashanti Mali S.A.'s tax returns for periods of 2012 to 2019 totaling $4m (attributable) (2020: $1m (attributable); 2019: $1m (attributable)). Management is of the opinion that the Mali Tax Authority is unlikely to succeed in the tax matters and therefore no provision has been made.

Tanzania - Geita Gold Mine
The Tanzania Revenue Authority has raised audit findings on various tax matters for years from 2009 to 2020 amounting to $291m (2020: $254m; 2019: $164m) including adjusted tax assessments relating to the years from 2015 to 2020 totaling $36m received during 2021. In addition, the Tanzania Revenue Authority has issued Agency Notices on various local bank accounts of the Company in Tanzania, enforcing payments from those bank accounts, despite the matters being on appeal. In order to continue operating its bank accounts and to not impact operations, Geita paid $25m under protest. Management has objected and appealed through various levels of the administrative processes. Management is of the opinion that the claims of the Tanzania Revenue Authority are unlikely to succeed.

In addition, it should be noted that amendments passed to Tanzanian legislation in 2017 amended the 2010 Mining Act and new Finance Act. Effective from 1 July 2017, the gold mining royalty rate increased to 6% (from 4%) and further a 1% clearing fee on the value of all minerals exported was imposed. The group has been paying the higher royalty and clearing fees since this date, under protest, and is of the view that this is in contravention of its Mining Development Agreement.

Tax impacts of COVID-19
As a result of the COVID-19 pandemic, governments have responded with various stimulus packages, to provide relief to companies and individuals, to ensure business and employment continuity. This has been achieved through various tax and employment concessions, over varying periods, mostly commencing in April 2020. In North America, the US Government passed the Coronavirus Aid, Relief and Economic Security (CARES) Act on 27 March 2020. The bill provides various tax relief and incentives such as accelerated access to tax attributes created under the Tax Cuts and Jobs Act of 2017 (TCJA) and resulted in an alternative minimum tax refund of $7m received during 2021. Other tax jurisdictions have provided tax relief in various forms to companies which will impact on tax planning and tax payments in the light of the uncertainty created by the pandemic. Management continues to evaluate these tax measures and applies them when appropriate.